Significant partly-owned subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Summarized income statement
Net sales	€ 23,315	€ 22,563	€ 23,147
Operating loss	485	(59)	16
Profit/(loss) for the year	11	(335)	(1,458)
Loss for the year attributable to:
Equity holders of the parent	7	(340)	(1,494)
Non-controlling interests	4	5	36
Summarized statement of financial position
Non-current assets	22,320	21,246		€ 22,236
Non-current liabilities	(11,672)	(10,042)		(10,826)
Current assets	16,808	18,266		18,282
Current liabilities	(12,055)	(14,104)		€ (14,322)
Non-controlling interests	76	82
Summarized statement of cash flows
Net cash used in operating activities	390	360	1,811
Net cash from investing activities	(167)	(315)	10
Net cash used in financing activities	(479)	(969)	(1,749)
Net decrease in cash and cash equivalents	€ (351)	(1,108)	€ (128)
Nokia Shanghai Bell Co., Ltd
Disclosure of significant investments in partly owned subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Shares more or (less) than 50% ownership (in shares)	1
Present value discount on financial liabilities	€ 19	39
Decrease in value of financial liability	64	6
Expected future cash outflow for settlements	639	693
Summarized income statement
Net sales	2,013	2,518
Operating loss	(26)	54
Profit/(loss) for the year	(47)	25
Loss for the year attributable to:
Equity holders of the parent	(47)	25
Summarized statement of financial position
Non-current assets	651	600
Non-current liabilities	(192)	(127)
Non-current net assets	459	473
Current assets	2,669	3,340
Current liabilities	(1,637)	(2,209)
Current net assets	1,032	1,131
Net assets	1,491	1,604
Summarized statement of cash flows
Net cash used in operating activities	125	(103)
Net cash from investing activities	(87)	(92)
Net cash used in financing activities	38	(63)
Net decrease in cash and cash equivalents	76	(258)
Cash and cash equivalents and current financial investments	€ 819	738
Percentage of shareholders voting rights for special resolution for distribution of profits for dividends	66.67%
Percentage of distributable after-tax profits for dividends (as a percent)	50.00%
Other Group entities
Summarized income statement
Net sales	€ 100	€ 268